Note 13 - Net Foreign Exchange Gain (Details Textual)						1 Months Ended	12 Months Ended
	Jul. 01, 2021 kg oz	Jan. 08, 2021	May 26, 2020	Nov. 12, 2018	Oct. 01, 2018	Jun. 30, 2021 kg oz	Dec. 31, 2021 oz	Dec. 31, 2020	Dec. 31, 2019	Feb. 20, 2019
Statement Line Items [Line Items]
Closing foreign exchange rate							108.67	81.79	16.77	2.5
Foreign currency allocation, incremental revenue, percentage	100.00%					100.00%
Baseline level of production per month (Kilogram) | kg	148.38					148.38
Production per annum (Ounce) | oz	57,000					57,000	67,000
Foreign currency allocation, percentage	71.50%	60.00%	70.00%	55.00%	30.00%		71.50%